                                                                     May 2, 2003

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Ladies and Gentlemen:

     STATE FARM MUTUAL FUND TRUST
     1933 ACT REGISTRATION NO. 333-42004
     1940 ACT REGISTRATION NO. 811-10027

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, State Farm Mutual Fund Trust (the "Trust") certifies that:

     a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on April 30, 2003.

                                            Sincerely,

                                            /s/ David M. Moore
                                            David M. Moore
                                            Assistant Secretary
                                            State Farm Mutual Fund Trust
                                            309-766-1908